Employee Benefit Plan, Fair Value and NAV (Tables) - EBP 001 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Total
Plan investments, excluding interest in Master Trust:
Participant-directed brokerage accounts	$113,362,614	$—	$113,362,614
Corteva common stock	110,555,947	$—	110,555,947
Total Plan investments, at fair value	$223,918,561	$—	$223,918,561

Master Trust investments:
Common stocks	$1,998,765,206	$—	$1,998,765,206
Preferred stocks	5,792,156	—	5,792,156
Mutual funds	26,745,671	—	26,745,671
Exchange traded funds	12,017,476	—	12,017,476
Total Master Trust investment assets	2,043,320,509	—	2,043,320,509

Other financial instruments[1]	—	(95)	(95)
Subtotal	2,043,320,509	(95)	2,043,320,414

Master Trust investments measured at net asset value:[2]
Common collective trusts			3,513,747,346

Total Master Trust assets, at fair value	$2,043,320,509	$(95)	$5,557,067,760
 ___________________________________
1.Other financial instruments is primarily comprised of forwards.
2.In accordance with Accounting Standards Update ("ASU") 2015-07, "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total Master Trust investments at fair value.

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Total
Plan investments, excluding interest in Master Trust:
Participant-directed brokerage accounts	$96,104,203	$—	$96,104,203
Corteva common stock	104,387,543	$—	104,387,543
Total Plan investments, at fair value	$200,491,746	$—	$200,491,746

Master Trust investments:
Common stocks	$1,729,288,334	$—	$1,729,288,334
Preferred stocks	5,311,051	—	5,311,051
Fixed income securities
Government mortgage-backed securities	—	1,339	1,339
Mutual funds	20,965,394	—	20,965,394
Exchange traded funds	10,856,546	—	10,856,546
Total Master Trust investment assets	1,766,421,325	1,339	1,766,422,664

Other financial instruments[1]	—	168,858	168,858
Subtotal	1,766,421,325	170,197	1,766,591,522

Master Trust investments measured at net asset value:[2]
Common collective trusts			3,270,747,245

Total Master Trust assets, at fair value	$1,766,421,325	$170,197	$5,037,338,767
 ___________________________________
1.Other financial instruments is primarily comprised of collateral receivable.
2.In accordance with ASU 2015-07, "Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share or its Equivalent," certain investments reported at fair value using the net asset value practical expedient have been excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the total Master Trust investments at fair value.
Schedule of Assets Held for Investments
The following summarizes CCTs measured at fair value based on net asset value per share as of December 31, 2025 and 2024. Redemption for common collective trusts is permitted daily and there are no unfunded commitments.

	Fair Value		Redemption Notice Period
	December 31, 2025	December 31, 2024
Northern Trust Collective Treasury Inflation-Protected Securities (TIPS) Index Fund - Non-Lending	$68,910,569	$49,108,790	By 9:30 AM CST on valuation date
Northern Trust Collective Aggregate Bond Index Fund - Non-Lending	352,005,419	438,997,179	By 9:30 AM CST on valuation date
Northern Trust Collective EAFE® Index Fund - Non-Lending	518,048,646	442,222,702	By 9:30 AM CST one business day prior to valuation date
Northern Trust Collective US Real Estate Index Fund - Non-Lending	3,770,644	4,674,093	By 9:30 AM CST on valuation date
Northern Trust Collective Russell 2000 Index Fund - Non-Lending	248,696,073	244,931,426	By 9:30 AM CST on valuation date
Northern Trust Collective S&P 400® Index Fund - Non-Lending	373,251,483	353,421,496	By 9:30 AM CST on valuation date
Northern Trust Collective S&P 500® Index Fund - Non-Lending	1,737,097,478	1,553,062,552	By 9:30 AM CST on valuation date
Northern Trust Collective Government Short Term Investment Fund	87,760,711	91,607,398	By 2:00 PM CST on valuation date
Voya Core Plus Trust Fund Class 1	62,249,461	48,065,505	By 1:00 PM EST on valuation date
Wellington Trust Company National Association Collective Fund II	61,956,862	44,656,104	By 4:00 PM EST on valuation date
	$3,513,747,346	$3,270,747,245